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04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-07 | Fidelity Money Market Fund
Supplement to the Fidelity® Government Money Market Fund, Fidelity® Money Market Fund and Fidelity® Treasury Only Money Market Fund June 29, 2019 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Money Market Fund}	04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-07 Fidelity Money Market Fund Fidelity Money Market Fund
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.42%	[1]
[1]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Money Market Fund will be able to avoid a negative yield.